Non-controlling interests - Disclosure of Non-Controlling Interests (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of subsidiaries [line items]
Non-controlling interests	€ 5,970	€ 5,732	€ 6,779
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests	4,555	3,180	3,969
Global Blue Lebanon SAL
Disclosure of subsidiaries [line items]
Non-controlling interests	107	299	472
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Non-controlling interests	1,302	713	1,234
Global Blue Russia AO
Disclosure of subsidiaries [line items]
Non-controlling interests	0	1,153	581
Global Blue Russia Holdings B.V.
Disclosure of subsidiaries [line items]
Non-controlling interests	0	349	320
Global Blue Cross Border SA
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0	203
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S
Disclosure of subsidiaries [line items]
Non-controlling interests	€ 6	€ 38	€ 0